Fair Value Of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 37,834	$ 30,877	$ 9,152	$ 4,776
Cash and cash equivalents - Fair Value	37,834	30,877
Accounts receivable - Book Value	5,110	653
Accounts receivable - Fair Value	5,110	653
Due from related parties - Book Value	2,804	0
Due from related parties - Fair Value	2,804	0
Accounts payable - Book Value	412	1,243
Accounts payable - Fair Value	412	1,243
Due to related parties - Book Value	438	736
Due to related parties - Fair Value	438	736
Long term debt - Book Value	0	126,000
Long term debt - Fair Value	0	126,000
Term Loan B - Book Value	199,643	0
Term Loan B - Fair Value	$ 200,405	$ 0